Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements

Note 9. Fair Value Measurements

The Company’s assets and liabilities that are required to be measured at fair value in the accompanying condensed consolidated financial statements are summarized below.

The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
June 30, 2013:
Derivatives:
Interest rate swaps financial liabilities	$(219)	$—	$(219)	$—
Interest rate swap financial asset	160	—	160	—
December 31, 2012:
Derivatives:
Interest rate swaps financial liabilities	$(771)	$—	$(771)	$—

The interest rate swaps are measured using a market approach, using prices obtained from a nationally recognized pricing service and pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 of the fair value hierarchy.

The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of June 30, 2013 and December 31, 2012 (in thousands):

			Fair Value Hierarchy Level			Impairment Charges
Description	Fair Value	Dispositions	Level 1	Level 2	Level 3
June 30, 2013:
Long-lived assets held and used	$8,208	$—	$—	$—	$8,208	$(1,481)
Lease intangible assets	—	—	—	—	—	(487)
Long-lived assets held for sale	5,520	(1,157)	—	—	6,677	(2,103)

						$(4,071)

December 31, 2012:
Long-lived assets held and used	$27,449	$(425)	$—	$—	$27,874	$(7,404)
Lease intangible assets	—	—	—	—	—	(2,680)
Long-lived assets held for sale	4,184	(7,983)	—	—	12,167	(3,648)

						$(13,732)

The fair values of impaired real estate and intangible assets were determined by using the following information, depending on availability, in order of preference: signed purchase and sale agreements or letters of intent; recently quoted bid or ask prices, or market prices for comparable properties; estimates of cash flow, which consider, among other things, contractual and forecasted rental revenues, leasing assumptions, and expenses based upon market conditions; and expectations for the use of the real estate. Based on these inputs, the Company determined that its valuation of the impaired real estate and intangible assets falls within Level 3 of the fair value hierarchy.

In addition to the disclosures for assets and liabilities required to be measured at fair value at the balance sheet date, companies are required to disclose the estimated fair values of all financial instruments, even if they are not carried at their fair values. The fair values of financial instruments are estimates based upon market conditions and perceived risks at June 30, 2013 and December 31, 2012. These estimates require management’s judgment and may not be indicative of the future fair values of the assets and liabilities.

Financial assets and liabilities for which the carrying values approximate their fair values include cash and cash equivalents, restricted cash and escrow deposits, and accounts receivable and payable. Generally, these assets and liabilities are short-term in duration and are recorded at fair value on the accompanying condensed consolidated balance sheets.

The estimated fair values of the fixed-rate mortgage and other loans receivable and the fixed-rate mortgages and notes payable have been derived based on market quotes for comparable instruments or discounted cash flow analyses using estimates of the amount and timing of future cash flows, market rates and credit spreads. The mortgage and other loans receivable and mortgages and notes payable were measured using a market approach from nationally recognized financial institutions with market observable inputs such as interest rates and credit analytics. These measurements are classified as Level 2 of the fair value hierarchy. The following table discloses fair value information for these financial instruments (in thousands):

	June 30, 2013		December 31, 2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Loans receivable, net	$44,027	$52,977	$51,862	$69,926
Revolving credit facilities	26,492	27,386	—	—
Mortgages and notes payable	1,905,706	2,069,525	1,894,878	2,112,670

9. Fair Value Measurements

The Company’s assets and liabilities that are required to be measured at fair value in the Company’s consolidated financial statements are summarized below.

The following table sets forth the Company’s financial assets that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011 (in thousands):

		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
December 31, 2012:
Derivatives:
Interest rate swaps	$(771)	$—	$(771)	$—
December 31, 2011:
Derivatives:
Interest rate cap	$16	$—	$16	$—
Transaction fee embedded derivative	(2,587)	—	—	(2,587)
Interest rate swap	(116)	—	(116)	—

The interest rate cap and the interest rate swaps are measured using a market approach, using prices obtained from a nationally recognized pricing service and pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 of the fair value hierarchy.

In July 2011, in connection with the Conversion Agreement, the Company recorded a derivative liability of $1.6 million related to the fair value of the 2% alternative transaction fee (see Note 4), which is considered an embedded derivative. The fair value of the embedded derivative is classified as Level 3 of the fair value hierarchy and determined based on a market participant’s view of the Conversion Agreement alternatives and the probability of an IPO occurring. As of December 31, 2011, the fair value of the derivative liability was $2.6 million. On September 25, 2012, the date of the completion of a qualifying IPO and TLC debt conversion, the fair value of the derivative liability was $6.6 million. For the year ended December 31, 2012, the Company recognized a loss of approximately $4.0 million, which is included in general and administrative expenses. Upon the TLC debt conversion, the fair value of the derivative liability was reclassified into stockholders’ equity.

The table below reflects the reconciliation for liabilities measured at fair value on a recurring basis and classified as Level 3 (in thousands):

Derivative Liabilities
Balance, December 31, 2010	$—
Issuance.	(1,562)
Total losses included in earnings	(1,025)

Balance, December 31, 2011	(2,587)
Total losses included in earnings	(4,013)

Balance, September 25, 2012	(6,600)
Amount transferred to stockholders’ equity	6,600

Balance, December 31, 2012	$—

Amount of losses included in earnings attributable to the change in unrealized losses related to liabilities still held at the reporting date	$—

The following table sets forth the Company’s assets that were accounted for at fair value on a nonrecurring basis as of December 31, 2012 and 2011(in thousands):

			Fair Value Hierarchy Level			Impairment Charges
Description	Fair Value	Dispositions	Level 1	Level 2	Level 3
December 31, 2012:
Long-lived assets held and used	$27,449	$(425)	$—	$—	$27,874	$(7,404)
Lease intangible assets	—	—	—	—	—	(2,680)
Long-lived assets held for sale	4,184	(7,983)	—	—	12,167	(3,648)

						$(13,732)

December 31, 2011:
Long-lived assets held and used	$9,980	$(950)	$—	$—	$10,930	$(11,860)
Other assets	—	—	—	—	—	(105)
Lease intangible assets	113	—	—	—	113	(571)
Long-lived assets held for sale	9,634	(4,935)	—	—	14,569	(6,596)

						$(19,132)

The fair values of impaired real estate and intangible assets were determined by using the following information, depending on availability, in order of preference: signed purchase and sale agreement or letter of intent; recently quoted bid or ask prices, or market prices for comparable properties; estimates of cash flow, which consider, among other things, contractual and forecasted rental revenues, leasing assumptions, and expenses based upon market conditions; and expectations for the use of the real estate. Based on these inputs, the Company determined that its valuation of the impaired real estate and intangible assets falls within Level 3 of the fair value hierarchy.

In addition to the disclosures for assets and liabilities required to be measured at fair value at the balance sheet date, companies are required to disclose the estimated fair values of all financial instruments, even if they are not carried at their fair value. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2012. These estimates require management’s judgment and may not be indicative of the future fair values of the assets and liabilities.

Financial assets and liabilities for which the carrying values approximate their fair values include cash and cash equivalents, restricted cash and escrow deposits and accounts receivable and payable. Generally, these assets and liabilities are short-term in duration and are recorded at fair value on the consolidated balance sheets.

The estimated fair values of the fixed-rate mortgage and other loans receivable and the fixed-rate mortgages and notes payable have been derived based on market quotes for comparable instruments or discounted cash flow analysis using estimates of the amount and timing of future cash flows, market rates and credit spreads. The mortgage and other loans receivable and mortgages and notes payable were measured using a market approach from nationally recognized financial institutions with market observable inputs such as interest rates and credit analytics. These measurements are classified as Level 2 of the fair value hierarchy. The fair value of the Term Note was measured using an active market price at December 31, 2011 which is considered a Level 1 valuation method. The following table discloses fair value information for these financial instruments (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Mortgage and other loans receivable	$51,862	$69,926	$65,477	$64,202
Mortgages and notes payable	1,894,878	2,112,670	1,901,411	1,889,159
Term Note payable	—	—	725,735	663,429